GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets, Net
Goodwill and intangible assets, net are as follows:

	December 31,
	2020	2019
	(In thousands)
Goodwill	$1,660,102	$1,397,493
Intangible assets with indefinite lives	246,913	225,296
Intangible assets with definite lives, net of accumulated amortization	148,073	99,256
Total goodwill and intangible assets, net	$2,055,088	$1,722,045

Schedule of Goodwill by Reporting Unit
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2020:

	Balance at December 31, 2019	Additions	Impairment	Foreign Exchange Translation	Balance at December 31, 2020
	(In thousands)
Angi Inc.	$884,296	$2,665	$—	$5,172	$892,133
Search	265,146	—	(265,146)	—	—
Emerging & Other	248,051	519,405	—	513	767,969
Total	$1,397,493	$522,070	$(265,146)	$5,685	$1,660,102
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2019:

	Balance at December 31, 2018	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance at December 31, 2019
	(In thousands)
Angi Inc.	$895,071	$18,326	$(29,293)	$—	$192	$884,296
Search	265,146	—	—	—	—	265,146
Emerging & Other	246,748	4,765	—	(3,318)	(144)	248,051
Total	$1,406,965	$23,091	$(29,293)	$(3,318)	$48	$1,397,493

Schedule of Intangible Assets with Definite Lives
At December 31, 2020 and 2019, intangible assets with definite lives are as follows:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Technology	$142,497	$(82,938)	$59,559	4.2
Service professional relationships	97,960	(97,312)	648	3.0
Customer lists and user base	75,687	(22,027)	53,660	4.0
Trade names	50,383	(16,635)	33,748	6.9
Memberships	15,900	(15,900)	—	3.0
Other	10,439	(9,981)	458	3.4
Total	$392,866	$(244,793)	$148,073	4.1

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Technology	$117,755	$(59,774)	$57,981	4.7
Service professional relationships	99,651	(76,445)	23,206	2.9
Customer lists and user base	28,086	(20,424)	7,662	3.0
Trade names	9,777	(6,491)	3,286	4.1
Memberships	15,900	(11,940)	3,960	3.0
Other	10,439	(7,278)	3,161	3.4
Total	$281,608	$(182,352)	$99,256	3.8

Schedule of Expected Amortization of Intangible Assets
At December 31, 2020, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2021	$57,018
2022	34,159
2023	21,760
2024	11,292
2025	9,040
Thereafter	14,804
Total	$148,073